Stock-Based Payments - Weighted-Average Assumptions to Estimate Fair Value of Stock Options (Details) - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Stock Option
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted-average grant date fair value of options granted	$ 1.11	$ 7.89	$ 5.33	$ 5.3	$ 5.05